Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Financial Information of VIE and Its Subsidiaries and Schools
The following financial information of the VIE and VIE’s subsidiaries and schools after the elimination of inter-company transactions and balances as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	238,907	37,843
Prepaid expenses and other current assets	88,571	78,425
Total current assets	340,789	147,148
Total assets	3,569,949	3,264,946
Total current liabilities	3,035,344	2,762,722
Total liabilities	3,914,723	3,513,374

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	2,219,638	3,094,044	2,897,010
Net ( loss ) income	(254,754)	(31,712)	149,378
Net cash (used in) generated from operating activities	(81,041)	142,437	(49,168)
Net cash used in investing activities	(156,917)	(219,186)	(54,383)
Net cash generated from (used in) financing activities	20,505	83,361	(82,301)